13. Debt (Details-Maturity Term Debt) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Long term debt	$ 12,968,644	$ 10,636,020
Term Debt	23,708,283	18,182,647
Debt Total	27,094,538	19,287,906
Demand and Revolving Debt
on Demand	0	0
2016	3,386,255	1,105,259
Term Debt
2015	0	7,546,627
2016 to June 30	10,739,639	0
2016 after June 30	3,482,007	0
2016	0	2,648,150
2017	3,908,507	2,869,383
2018	2,982,062	2,642,972
2019	963,227	1,213,227
2020 & Thereafter	$ 1,632,841	$ 1,262,288